Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	May 08, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table ("SCT") Total for PEO Prasad (b)(1)	Compensation Actually Paid to PEO Prasad (c)(2)	Summary Compensation Table ("SCT") Total for PEO Rankin (b)(1)	Compensation Actually Paid to PEO Rankin (c)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(2)	Value of Initial Fixed $100 Investment Based On:		In Millions
							Total Share-holder Return (f)(3)	Peer Group Total Share-holder Return - Russell 2000 Industrials (g)(4)	Net Income (Loss) (h)(5)	Lift Truck Consolidated Operating Profit (Loss) $ (i)(6)
2023	$8,694,939	$8,113,242	$9,979,305	$9,322,372	$2,574,892	$2,437,760	$18.81	$54.34	$125.9	$237.1
2022	—	—	$5,384,048	$5,037,294	$1,506,004	$1,436,887	$(53.02)	$19.45	$(74.1)	$24.6
2021	—	—	$2,612,927	$2,713,790	$925,115	$945,506	$(26.69)	$39.36	$(173.0)	$(37.7)
2020	—	—	$1,202,760	$1,202,760	$583,605	$583,605	$3.95	$11.09	$37.1	$54.3
(1)    Mr. A. Rankin was our principal executive officer ("PEO") from January 1, 2023 through May 8, 2023 and for the full year for each of 2022, 2021 and 2020. Mr. Prasad was promoted to PEO as of May 9, 2023. For 2023, our non-PEO named executive officers were Mr. Minder, Mr. Salgado, Mr. Pascarelli and Ms. Taylor. For 2022, our non-PEO named executive officers were Mr. Prasad, Mr. Minder, Mr. Salgado, Mr. Pascarelli and Mr. Schilling, our former CFO. For 2021 and 2020, our non-PEO NEOs were Mr. Prasad, Mr. Schilling, our former CFO, Mr. Salgado and Mr. Pascarelli.
(2)     For each Covered Year, in determining both the CAP to our PEO and the average CAP to our non-PEO NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2023	2022	2021	2020
For Mr. A. Rankin:
minus SCT "Stock Awards" column value	$(5,854,135)	$(1,825,997)	$(605,953)	$0
plus vesting date fair value of equity awards granted and vested in Covered Year	$5,197,202	$1,479,243	$706,816	$0
Total Value Added / (Deducted):	$(656,933)	$(346,754)	$100,863	$0
For Mr. R. Prasad:
minus SCT "Stock Awards" column value	$(5,183,681)	-	-	-
plus vesting date fair value of equity awards granted and vested in Covered Year	$4,601,984	-	-	-
Total Value Added / (Deducted):	$(581,697)	-	-	-
For Non-PEO NEOs (Average):
minus SCT "Stock Awards" column value	$(1,222,017)	$(382,996)	$(122,508)	$0
plus vesting date fair value of equity awards granted and vested in Covered Year	$1,084,886	$313,879	$142,900	$0
Total Value Added / (Deducted):	$(137,131)	$(69,117)	$20,392	$0

Company Selected Measure Name			Lift Truck Consolidated Operating Profit (Loss)
Named Executive Officers, Footnote			Mr. A. Rankin was our principal executive officer ("PEO") from January 1, 2023 through May 8, 2023 and for the full year for each of 2022, 2021 and 2020. Mr. Prasad was promoted to PEO as of May 9, 2023. For 2023, our non-PEO named executive officers were Mr. Minder, Mr. Salgado, Mr. Pascarelli and Ms. Taylor. For 2022, our non-PEO named executive officers were Mr. Prasad, Mr. Minder, Mr. Salgado, Mr. Pascarelli and Mr. Schilling, our former CFO. For 2021 and 2020, our non-PEO NEOs were Mr. Prasad, Mr. Schilling, our former CFO, Mr. Salgado and Mr. Pascarelli.
Peer Group Issuers, Footnote			For purposes of this pay versus performance disclosure, our peer group consists of the Russell 2000 Industrials Index (the "Peer Group"). For each Covered Year, our Peer Group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment.
PEO Total Compensation Amount	$ 9,979,305	$ 8,694,939		$ 5,384,048	$ 2,612,927	$ 1,202,760
PEO Actually Paid Compensation Amount	$ 9,322,372	$ 8,113,242		5,037,294	2,713,790	1,202,760
Non-PEO NEO Average Total Compensation Amount			$ 2,574,892	1,506,004	925,115	583,605
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,437,760	1,436,887	945,506	583,605
Compensation Actually Paid vs. Total Shareholder Return

TSR Chart	2020	2021	2022	2023
Ave. Non-PEO NEO CAP	$583,605	$945,506	$1,436,887	$2,437,760
PEO Prasad CAP	—	—	—	$8,113,242
PEO Rankin CAP	$1,202,760	$2,713,790	$5,037,294	$9,322,372
Company TSR	$3.95	$(26.69)	$(53.02)	$18.81
Peer Group TSR - Russell 2000 Industrials	$11.09	$39.36	$19.45	$54.34

Compensation Actually Paid vs. Net Income

Net Income Chart	2020	2021	2022	2023
Ave. Non-PEO NEO CAP	$583,605	$945,506	$1,436,887	$2,437,760
PEO Prasad CAP	—	—	—	$8,113,242
PEO Rankin CAP	$1,202,760	$2,713,790	$5,037,294	$9,322,372
Net Income (Loss) (in millions)	$37.1	$(173.0)	$(74.1)	$125.9

Compensation Actually Paid vs. Company Selected Measure

Company Selected Measure Chart	2020	2021	2022	2023
Ave. Non-PEO NEO CAP	$583,605	$945,506	$1,436,887	$2,437,760
PEO Prasad CAP	—	—	—	$8,113,242
PEO Rankin CAP	$1,202,760	$2,713,790	$5,037,294	$9,322,372
Lift Truck Consolidated Operating Profit (Loss) $ (in millions)	$54.3	$(37.7)	$24.6	$237.1

Tabular List, Table

Lift Truck Consolidated Operating Profit $	Lift Truck Consolidated Unit Revenue
Lift Truck New Units Bookings Adjusted Standard Margin	Lift Truck Working Capital Days
ROTCE	Nuvera Total Bookings Revenue
Nuvera Total Adjusted Standard Margin %

Total Shareholder Return Amount			$ 18.81	(53.02)	(26.69)	3.95
Peer Group Total Shareholder Return Amount			54.34	19.45	39.36	11.09
Net Income (Loss)			$ 125,900,000	$ (74,100,000)	$ (173,000,000.0)	$ 37,100,000
Company Selected Measure Amount			237,100,000	24,600,000	(37,700,000)	54,300,000
PEO Name	For Mr. A. Rankin:	For Mr. R. Prasad:
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (656,933)	$ (581,697)		$ (346,754)	$ 100,863	$ 0
PEO | ecd_SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,854,135)	(5,183,681)		(1,825,997)	(605,953)	0
PEO | ecd_Vesting Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,197,202	$ 4,601,984		1,479,243	706,816	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (137,131)	(69,117)	20,392	0
Non-PEO NEO | ecd_SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,222,017)	(382,996)	(122,508)	0
Non-PEO NEO | ecd_Vesting Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 1,084,886	$ 313,879	$ 142,900	$ 0